REAL ESTATE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Schedule of purchase price allocation for asset acquisition
The following table summarizes the purchase price allocation for the real estate acquired via foreclosure (in thousands):

As of June 30, 2021
Buildings, fixtures and improvements	$192,182
Acquired in-place leases and other intangibles	134
Intangible lease liabilities	(326)

Total purchase price	$191,990

The following table summarizes the purchase price allocation for the 2020 Property Acquisition (in thousands):

2020 Property Acquisition
Land	$1,417
Buildings, fixtures and improvements	2,800
Acquired in-place leases and other intangibles (1)	442

Total purchase price	$4,659

(1)	The amortization period for acquired in-place leases and other intangibles is 14.8 years.

The following table summarizes the purchase price allocation for the 2020 Property Acquisitions (in thousands):

2020 Property Acquisitions
Land	$166,395
Buildings, fixtures and improvements	571,777
Acquired in-place leases and other intangibles (1)	74,888
Acquired above-market leases (2)	2,367
Intangible lease liabilities (3)	(16,927)

Total purchase price	$798,500

(1)	The amortization period for acquired in-place leases and other intangibles is 8.9 years.
(2)	The amortization period for acquired above-market leases is 6.5 years.
(3)	The amortization period for acquired intangible lease liabilities is 9.7 years.
The following table summarizes the purchase price allocation for the 2019 Property Acquisition (in thousands):

2019 Property Acquisition
Land	$1,501
Buildings, fixtures and improvements	3,804
Acquired in-place leases and other intangibles (1)	860

Total purchase price	$6,165

(1)	The amortization period for acquired in-place leases and other intangibles is 20.1 years.
The following table summarizes the purchase price allocation for the 2018 Acquisition (in thousands):

2018 Acquisition
Land	$2,107
Buildings, fixtures and improvements	9,044
Acquired in-place leases and other intangibles (1)	1,392
Intangible lease liabilities (2)	(638)

Total purchase price	$11,905

(1)	The amortization period for acquired in-place leases and other intangibles is 19.0 years.
(2)	The amortization period for acquired intangible lease liabilities is 19.0 years.